Distributions Made (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Dividends declared and paid	£ 0	£ 0	£ 0